Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Operating Lease Expenses Included in Determination of Net Income

Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
Office premises	707,772	778,364	726,893
Residential apartments for employees	128,956	102,725	104,557

Total operating lease expense	836,728	881,089	831,450

Minimum Annual Lease Commitments

The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2014	350,284
2015	217,794
2016	224,328
2017	231,058
2018	278,742